STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended
	Mar. 06, 2023	Mar. 14, 2022	Jan. 31, 2023	Jan. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)					600,000,000.0
Common stock, shares authorized (in shares)					300,000,000		300,000,000
Preferred stock, shares authorized (in shares)					300,000,000.0
Common stock, shares outstanding (in shares)					94,899,194		94,899,194
Preferred stock, shares outstanding (in shares)					0		0
Common stock initially reserved for issuance (in shares)					7,400,000
Shares available for future issuance (in shares)					5,700,000
Shares available for future issuance under awards granted (in shares)					1,700,000
Stock-based compensation expense					$ 1,300	$ 600
Unrecognized compensation cost					13,100
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Value of cash dividend paid			$ 7,600	$ 7,600
Amount available to declare or pay a dividend					211,600
Net losses					(20,483)	(3,409)
Interest expense					(21,712)	(11,616)
Cost of sales					1,810,128	1,818,436
Other income, net					(1,775)	(2,464)
Reclassification out of Accumulated Other Comprehensive Income | Fair Value of Derivatives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net losses					12,900	900
Interest expense					10,900	2,100
Cost of sales					$ (2,000)	(1,200)
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other income, net						$ 5,400
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years